RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Receivables
Summary of receivables

	September 30, 2012	December 31, 2011
Wholesale receivables	$59,166	$87,600
Retail receivables	628,760	731,807
Finance leases	60,303	53,391
Restricted receivables	10,343,322	8,566,514
Other notes	93,586	82,098

Gross receivables	11,185,137	9,521,410
Less:
Unearned finance charges	—	(28,188)
Allowance for credit losses	(98,351)	(106,673)

Total receivables, net	$11,086,786	$9,386,549

	2011	2010
Wholesale notes and accounts	$87,600	$63,117
Retail notes	731,807	619,933
Finance leases	53,391	150,472
Restricted receivables	8,566,514	7,809,232
Other notes	82,098	132,117

Gross receivables	9,521,410	8,774,871
Less:
Unearned finance charges	(28,188)	(28,928)
Allowance for credit losses	(106,673)	(118,730)

Total receivables, net	$9,386,549	$8,627,213

Schedule of maturities of wholesale notes and accounts, retail and other notes, and finance leases

2012	$5,231,584
2013	1,451,636
2014	1,175,934
2015	917,656
2016 and thereafter	744,600

9,521,410
Less unearned finance charges	(28,188)

Total receivables, net of unearned finance charges	$9,493,222

Summary of restricted and off-book receivables and the related retained interests

	Restricted Receivables		Off-Book Receivables		Retained Interests
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
Wholesale receivables	$3,848,662	$2,884,516	$—	$—	$—	$—
Retail receivables	6,247,563	5,454,279	60,171	108,476	8,373	17,289
Finance lease receivables	26,423	47,000	—	—	—	—
Commercial revolving account receivables	220,674	180,719	—	—	—	—

Total	$10,343,322	$8,566,514	$60,171	$108,476	$8,373	$17,289

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2011	2010	2011	2010	2011	2010
Wholesale receivables	$2,884,516	$2,693,931	$—	$—	$—	$—
Retail receivables	5,454,279	4,921,898	108,476	206,101	17,289	37,914
Finance lease receivables	47,000	—	—	—	—	—
Revolving account receivables	180,719	193,403	—	—	—	—

Total	$8,566,514	$7,809,232	$108,476	$206,101

Total retained interests					$17,289	$37,914

Schedule of allowance for credit losses activity

Allowance for credit losses activity for the three months ended September 30, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$67,463	$11,444	$10,179	$89,086
Charge-offs	(3,067)	(98)	(1,852)	(5,017)
Recoveries	1,063	64	894	2,021
Provision	6,765	3,596	1,719	12,080
Foreign currency translation and other	68	69	44	181

Ending balance	$72,292	$15,075	$10,984	$98,351

        Allowance for credit losses activity for the nine months ended September 30, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(24,456)	(136)	(6,220)	(30,812)
Recoveries	3,942	166	2,396	6,504
Provision	9,524	2,808	3,486	15,818
Foreign currency translation and other	49	74	45	168

Ending balance	$72,292	$15,075	$10,984	$98,351

Ending balance: individually evaluated for impairment	$27,878	$11,259	$—	$39,137

Ending balance: collectively evaluated for impairment	$44,414	$3,816	$10,984	$59,214

Receivables:
Ending balance	$6,963,049	$3,907,828	$314,260	$11,185,137

Ending balance: individually evaluated for impairment	$51,482	$81,935	$—	$133,417

Ending balance: collectively evaluated for impairment	$6,911,567	$3,825,893	$314,260	$11,051,720

        Allowance for credit losses activity for the three months ended September 30, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$65,426	$16,298	$14,405	$96,129
Charge-offs	(6,261)	(1,412)	(2,399)	(10,072)
Recoveries	1,522	39	775	2,336
Provision	5,934	821	1,429	8,184
Foreign currency translation and other	(597)	(86)	(59)	(742)

Ending balance	$66,024	$15,660	$14,151	$95,835

        Allowance for credit losses activity for the nine months ended September 30, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(20,281)	(11,594)	(10,078)	(41,953)
Recoveries	4,321	360	2,366	7,047
Provision	10,220	(4,215)	7,438	13,443
Foreign currency translation and other	(1,359)	(39)	(34)	(1,432)

Ending balance	$66,024	$15,660	$14,151	$95,835

Ending balance: individually evaluated for impairment	$40,453	$11,285	$113	$51,851

Ending balance: collectively evaluated for impairment	$25,571	$4,375	$14,038	$43,984

Receivables:
Ending balance	$5,989,675	$3,388,203	$326,365	$9,704,243

Ending balance: individually evaluated for impairment	$71,961	$54,761	$202	$126,924

Ending balance: collectively evaluated for impairment	$5,917,714	$3,333,442	$326,163	$9,577,319

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

        Allowance for credit losses activity for the year ended December 31, 2010 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance				$73,181
Cumulative effect from change in accounting for consolidation of certain VIEs				59,090

Adjusted beginning balance				132,271
Charge-offs				(94,201)
Recoveries				8,066
Provision				76,394
Foreign currency translation and other				(3,800)

Ending balance	$73,123	$31,148	$14,459	$118,730

Ending balance: individually evaluated for impairment	$42,465	$27,222	$110	$69,797

Ending balance: collectively evaluated for impairment	$30,658	$3,926	$14,349	$48,933

Receivables:
Ending balance	$5,708,497	$2,757,048	$280,398	$8,745,943

Ending balance: individually evaluated for impairment	$96,399	$61,609	$400	$158,408

Ending balance: collectively evaluated for impairment	$5,612,098	$2,695,439	$279,998	$8,587,535

Schedule of aging of financing receivables

	September 30, 2012
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$22,336	$7,021	$28,042	$57,399	$5,675,427	$5,732,826	$3,636
Canada	$2,572	$481	$183	$3,236	$1,226,987	$1,230,223	$19
Wholesale
United States	$1,137	$32	$1,130	$2,299	$3,064,380	$3,066,679	$439
Canada	$202	$3	$25	$230	$840,919	$841,149	$2
Total
Retail	$24,908	$7,502	$28,225	$60,635	$6,902,414	$6,963,049	$3,655
Wholesale	$1,339	$35	$1,155	$2,529	$3,905,299	$3,907,828	$441

	December 31, 2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

	2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

	2010
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$36,504	$13,548	$56,230	$106,282	$4,584,352	$4,690,634	$6,349
Canada	$5,559	$2,229	$3,004	$10,792	$1,007,071	$1,017,863	$1,464
Wholesale
United States	$969	$145	$2,608	$3,722	$2,073,777	$2,077,499	$175
Canada	$584	$—	$190	$774	$678,775	$679,549	$24
Total
Retail	$42,063	$15,777	$59,234	$117,074	$5,591,423	$5,708,497	$7,813
Wholesale	$1,553	$145	$2,798	$4,496	$2,752,552	$2,757,048	$199

Schedule of recorded investment in impaired receivables and the related unpaid principal balances and allowances

	September 30, 2012			December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$4,408	$4,300	$—	$6,805	$6,791	$—
Canada	$—	$—	$—	$303	$303	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$47,074	$42,101	$27,878	$66,747	$61,300	$42,861
Canada	$—	$—	$—	$65	$65	$18
Wholesale
United States	$76,304	$75,621	$9,450	$55,167	$53,168	$9,690
Canada	$5,631	$5,549	$1,809	$1,277	$1,247	$411
Total
Retail	$51,482	$46,401	$27,878	$73,920	$68,459	$42,879
Wholesale	$81,935	$81,170	$11,259	$56,444	$54,415	$10,101

	2011			2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$6,805	$6,791	$—	$9,609	$7,634	$—
Canada	$303	$303	$—	$1,790	$1,244	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$66,747	$61,300	$42,861	$84,312	$80,815	$42,138
Canada	$65	$65	$18	$688	$688	$327
Wholesale
United States	$55,167	$53,168	$9,690	$61,078	$61,762	$26,700
Canada	$1,277	$1,247	$411	$531	$528	$522
Total
Retail	$73,920	$68,459	$42,879	$96,399	$90,381	$42,465
Wholesale	$56,444	$54,415	$10,101	$61,609	$62,290	$27,222

Schedule of average recorded investment in impaired receivables and the related interest income recognized

For the three months ended September 30, 2012 and 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a four-month average) and the related interest income recognized are as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,585	$147	$3,960	$152
Canada	$—	$—	$1,975	$25
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$49,005	$485	$67,853	$881
Canada	$—	$—	$343	$—
Wholesale
United States	$73,473	$528	$56,588	$486
Canada	$5,655	$23	$167	$6
Total
Retail	$53,590	$632	$74,131	$1,058
Wholesale	$79,128	$551	$56,755	$492

        For the nine months ended September 30, 2012 and 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a ten-month average) and the related interest income recognized are as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,433	$411	$4,212	$441
Canada	$—	$—	$2,065	$78
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$49,558	$1,464	$65,338	$1,798
Canada	$—	$—	$346	$9
Wholesale
United States	$66,461	$1,381	$58,258	$1,548
Canada	$6,257	$188	$190	$17
Total
Retail	$53,991	$1,875	$71,961	$2,326
Wholesale	$72,718	$1,569	$58,448	$1,565

	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$2,741	$390
Canada	$355	$9
Wholesale
United States	$—	$—
Canada	$—	$—
With an allowance recorded
Retail
United States	$81,927	$4,261
Canada	$71	$9
Wholesale
United States	$64,061	$2,226
Canada	$4,173	$153
Total
Retail	$85,094	$4,669
Wholesale	$68,234	$2,379

Schedule of receivables on nonaccrual status

	September 30, 2012			December 31, 2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$38,150	$75,621	$113,771	$54,798	$53,168	$107,966
Canada	$164	$5,549	$5,713	$676	$1,247	$1,923

	2011			2010
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$54,798	$53,168	$107,966	$49,881	$61,762	$111,643
Canada	$676	$1,247	$1,923	$1,540	$528	$2,068

Schedule of historical loss and delinquency amounts for the Company's managed portfolio

	Principal Amount of Receivables at December 31,	Principal More Than 30 Days Delinquent at December 31,	Net Credit Losses for the Year Ending December 31,
2011
Type of receivable:
Wholesale notes and accounts	$2,972,116	$4,375	$12,166
Retail and other notes and finance leases	6,629,582	71,683	31,993

Total managed	$9,601,698	$76,058	$44,159

Comprised of:
Receivables held in portfolio	$9,493,222
Sold:
Retail	108,476

Total managed	$9,601,698

2010
Type of receivable:
Wholesale notes and accounts	$2,757,048	$4,496	$11,248
Retail and other notes and finance leases	6,194,996	129,319	75,920

Total managed	$8,952,044	$133,815	$87,168

Comprised of:
Receivables held in portfolio	$8,745,943
Sold:
Retail and other notes and finance leases	206,101

Total managed	$8,952,044

Wholesale
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	September 30, 2012	December 31, 2011
A	$2,378,678	$1,662,920
B	1,117,692	897,914
C	270,211	287,793
D	141,247	123,489

Total	$3,907,828	$2,972,116

	2011	2010
A	$1,662,920	$1,333,589
B	897,914	829,490
C	287,793	415,262
D	123,489	178,707

Total	$2,972,116	$2,757,048

Retail
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	September 30, 2012	December 31, 2011
Titanium	$3,715,869	$3,195,785
Platinum	1,956,881	1,837,604
Gold	1,084,300	999,950
Silver	186,932	197,108
Bronze	19,067	27,842

Total	$6,963,049	$6,258,289

	2011	2010
Titanium	$3,195,785	$2,551,419
Platinum	1,837,604	1,780,518
Gold	999,950	1,039,255
Silver	197,108	269,422
Bronze	27,842	67,883

Total	$6,258,289	$5,708,497